UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04581

CORNERCAP GROUP OF FUNDS

(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: April 1 – June 30, 2010

Item 1.  Schedule of Investments.

SCHEDULE of INVESTMENTS as of June 30, 2010 (Unaudited)

CORNERCAP BALANCED FUND

	Shares	Value
COMMON STOCKS (58.2%)
Aerospace & Defense (1.1%)
Raytheon Co.	3,350	$162,106

Agriculture (2.5%)
Archer-Daniels-Midland Co.	7,560	195,199
Reynolds American, Inc.	3,600	187,632

		382,831

Apparel (1.6%)
VF Corp.	3,300	234,894

Banks (4.4%)
The Bank of New York Mellon Corp.	6,050	149,375
The Goldman Sachs Group, Inc.	1,350	177,214
JPMorgan Chase & Co.	4,860	177,925
Wells Fargo & Co.	6,450	165,120

		669,634

Biotechnology (1.4%)
Amgen, Inc.(a)	4,000	210,400

Chemicals (1.3%)
FMC Corp.	3,500	201,005

Commercial Services (3.9%)
Apollo Group, Inc.(a)	3,430	145,672
Convergys Corp.(a)	14,180	139,106
H&R Block, Inc.	10,600	166,314
RR Donnelley & Sons Co.	8,290	135,707

		586,799

Computers (2.2%)
Computer Sciences Corp.	3,550	160,638
Western Digital Corp.(a)	5,840	176,134

		336,772

Electric (2.4%)
NRG Energy, Inc.(a)	7,500	159,075
Public Service Enterprise Group, Inc.	6,250	195,812

		354,887

Electronics (1.4%)
Arrow Electronics, Inc.(a)	9,310	208,078

Food (2.6%)
The Kroger Co.	9,140	179,967
Sara Lee Corp.	15,200	214,320

		394,287

Healthcare Products (1.1%)
Medtronic, Inc.	4,500	163,215

Healthcare Services (3.5%)
Aetna, Inc.	5,650	149,047
CIGNA Corp.	6,830	212,140
UnitedHealth Group, Inc.	5,940	168,696

		529,883

Household Products (1.1%)
Kimberly-Clark Corp.	2,850	172,795

	Shares	Value
Insurance (5.7%)
Everest Re Group, Ltd.	2,550	$180,336
Lincoln National Corp.	8,750	212,537
PartnerRe, Ltd.	3,500	245,490
The Travelers Cos., Inc.	4,550	224,088

		862,451

Iron & Steel (1.2%)
Cliffs Natural Resources, Inc.	3,890	183,452

Machinery - Construction & Mining (1.4%)
Joy Global, Inc.	4,120	206,371

Oil & Gas (7.4%)
ConocoPhillips	3,320	162,979
Diamond Offshore Drilling, Inc.	2,750	171,022
Ensco PLC, Sponsored ADR	5,810	228,217
Marathon Oil Corp.	6,530	203,018
Transocean, Ltd.(a)	3,400	157,522
Valero Energy Corp.	10,860	195,263

		1,118,021

Oil & Gas Services (1.5%)
National Oilwell Varco, Inc.	6,700	221,569

Packaging & Containers (1.4%)
Pactiv Corp.(a)	7,300	203,305

Pharmaceuticals (2.1%)
Cardinal Health, Inc.	4,100	137,801
Pfizer, Inc.	12,380	176,539

		314,340

Retail (2.2%)
Darden Restaurants, Inc.	3,800	147,630
The Gap, Inc.	9,450	183,897

		331,527

Software (1.0%)
Microsoft Corp.	6,250	143,813

Telecommunications (2.3%)
AT&T, Inc.	7,770	187,956
CenturyLink, Inc.	4,750	158,223

		346,179

Toys, Games, & Hobbies (1.5%)
Mattel, Inc.	10,400	220,064

Total Common Stocks (Cost $8,364,642)		8,758,678

	Principal Amount	Value
CORPORATE BONDS (17.7%)
Auto Manufacturers (0.8%)
General Motors Liquidation Co.,
7.200%, 01/15/2011(b)	$420,000	127,050

	Principal Amount	Value
Banks (4.0%)
Citigroup, Inc.,
7.250%, 10/01/2010	$165,000	$166,855
5.000%, 09/15/2014	150,000	150,086

Morgan Stanley,
5.050%, 01/21/2011	100,000	101,487
The Goldman Sachs Group, Inc.,
5.125%, 01/15/2015	170,000	178,646

		597,074

Cosmetics & Personal Care (1.5%)
The Procter & Gamble Co.,
4.950%, 08/15/2014	200,000	224,236

Diversified Financial Services (5.8%)
Credit Suisse USA, Inc.,
5.375%, 03/02/2016	250,000	274,266
General Electric Capital Corp.,
5.250%, 10/19/2012	150,000	160,368
5.450%, 01/15/2013	140,000	150,486
Lehman Brothers Holdings, Inc.,
6.625%, 01/18/2012(b)	150,000	29,625
Toyota Motor Credit Corp.,
5.450%, 05/18/2011	150,000	155,649
Wells Fargo Financial, Inc.,
5.500%, 08/01/2012	100,000	105,966

		876,360

Healthcare Products (1.1%)
Johnson & Johnson,
3.800%, 05/15/2013	150,000	160,914

Insurance (0.7%)
Berkshire Hathaway Finance Corp.,
4.625%, 10/15/2013	100,000	109,179

Pharmaceuticals (1.2%)
Eli Lilly & Co.,
6.000%, 03/15/2012	160,000	174,284

Retail (0.7%)
Home Depot, Inc.,
4.625%, 08/15/2010	100,000	100,392

Telecommunications (1.9%)
BellSouth Corp.,
6.000%, 10/15/2011	150,000	159,251
Verizon Virginia, Inc.,
4.625%, 03/15/2013	125,000	131,946

		291,197

Total Corporate Bonds (Amortized Cost $2,865,169)		2,660,686

	Principal Amount	Value
MUNICIPAL BONDS (3.1%)
Kansas (1.1%)
Johnson County, Kansas, Build America General Obligation Bonds, Unified School District No. 232
4.950%, 09/01/2019	$150,000	$159,021

North Dakota (1.0%)
Grand Forks, North Dakota, Build America Revenue Bonds,
4.500%, 09/01/2019	150,000	152,775

Texas (1.0%)
County of Galveston, Texas, Build America General Obligation Bonds,
4.200%, 02/01/2017	150,000	155,248

Total Municipal Bonds (Amortized Cost $455,651)		467,044

U.S. GOVERNMENT & AGENCY OBLIGATIONS (15.6%)
Federal Farm Credit Bank (FFCB) (1.1%)
FFCB, 4.875%, 09/24/2014	150,000	169,238

Federal Home Loan Bank (FHLB) (1.9%)
FHLB, 5.250%, 09/13/2013	250,000	280,390

Federal Home Loan Mortgage Corp (FHLMC) (1.1%)
FHLMC, 4.500%, 01/15/2015	150,000	167,337

Federal National Mortgage Association (FNMA) (2.0%)
FNMA, 2.500%, 05/26/2015(c)	300,000	302,372

U.S. Treasury (9.5%)
U.S. Treasury Inflation Indexed Bonds,
1.875%, 07/15/2015	168,113	180,130
2.625%, 07/15/2017	157,773	177,951
1.625%, 01/15/2018	156,087	164,477
2.125%, 01/15/2019	152,304	166,237
U.S. Treasury Notes,
5.000%, 02/15/2011	100,000	102,941
4.875%, 02/15/2012	280,000	299,983
4.250%, 08/15/2013	150,000	164,859
4.000%, 02/15/2014	155,000	170,004

		1,426,582

Total U.S. Government & Agency Obligations (Amortized Cost $2,196,826)		2,345,919

	Shares	Value
SHORT TERM INVESTMENT (5.1%)

Federal Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	774,375	774,375

Total Short Term Investment (Cost $774,375)		774,375

Total Investments (Cost $14,656,663)	99.7%	15,006,702

Total Assets In Excess Of Other Liabilities	0.3%	49,211

Net Assets	100.0%	$15,055,913

ADR – American Depositary Receipts

(a) Non Income Producing Security.

(b) Security is in default.

(c) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2010.

SCHEDULE of INVESTMENTS as of June 30, 2010 (Unaudited)

CORNERCAP SMALL-CAP FUND

	Shares	Value
COMMON STOCKS (97.1%)
Aerospace & Defense (2.9%)
Esterline Technologies Corp.(a)	9,360	$444,132

Banks (5.0%)
Lakeland Financial Corp.	20,550	410,589
Wilmington Trust Corp.	31,400	348,226

		758,815

Building Materials (2.1%)
Apogee Enterprises, Inc.	29,660	321,218

Building Products (2.3%)
Insteel Industries, Inc.	29,830	346,624

Chemicals (9.7%)
CF Industries Holdings, Inc.	5,490	348,340
Hawkins, Inc.	15,120	364,090
Olin Corp.	23,310	421,678
OM Group, Inc.(a)	13,500	322,110

		1,456,218

Coal (2.4%)
Alpha Natural Resources, Inc.(a)	10,740	363,764

Diversified Financial Services (2.1%)
Knight Capital Group, Inc.(a)	23,150	319,238

Electrical Components & Equipment (2.4%)
Fushi Copperweld, Inc.(a)	43,530	356,075

Electronics (2.5%)
TTM Technologies, Inc.(a)	40,020	380,190

Engineering & Construction (2.1%)
EMCOR Group, Inc.(a)	13,900	322,063

Forest Products & Paper (1.9%)
Buckeye Technologies, Inc.(a)	29,280	291,336

Gas (2.4%)
Nicor, Inc.	8,850	358,425

Healthcare Products (2.5%)
Kinetic Concepts, Inc.(a)	10,380	378,974

Healthcare Services (7.5%)
Almost Family, Inc.(a)	8,740	305,288
Coventry Health Care, Inc.(a)	19,390	342,815
Lincare Holdings, Inc.(a)	15,075	490,089

		1,138,192

Heavy Electrical Equipment (2.5%)
AZZ, Inc.	10,200	375,054

	Shares	Value
Industrial Machinery (6.0%)
Chart Industries, Inc.(a)	13,960	$217,497
Crane Co.	11,165	337,295
EnPro Industries, Inc.(a)	12,420	349,623

		904,415

Insurance (9.3%)
Hallmark Financial Services, Inc.(a)	39,970	397,701
HCC Insurance Holdings, Inc.	13,037	322,796
Navigators Group, Inc.(a)	9,360	384,977
SeaBright Insurance Holdings, Inc.	30,590	289,993

		1,395,467

Oil & Gas (6.6%)
Helmerich & Payne, Inc.	9,020	329,410
Tesoro Corp.	29,700	346,599
Unit Corp.(a)	7,760	314,979

		990,988

Oil & Gas Services (4.4%)
Cal Dive International, Inc.(a)	52,620	307,827
Oceaneering International, Inc.(a)	7,890	354,261

		662,088

Retail (6.9%)
Fred’s, Inc.	30,400	336,224
Regis Corp.	21,200	330,084
Ruby Tuesday, Inc.(a)	43,640	370,940

		1,037,248

Savings & Loans (4.7%)
Astoria Financial Corp.	27,830	382,941
First Financial Holdings, Inc.	28,570	327,126

		710,067

Telecommunications (6.9%)
CommScope, Inc.(a)	14,010	333,018
Sierra Wireless, Inc.(a)	49,990	332,433
Syniverse Holdings, Inc.(a)	18,650	381,393

		1,046,844

Wholesale Distribution (2.0%)
Core-Mark Holding Co., Inc.(a)	11,060	303,044

Total Common Stocks (Cost $13,305,145)		14,660,479

SHORT TERM INVESTMENT (5.1%)

Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	767,790	767,790

Total Short Term Investment (Cost $767,790)		767,790

Total Investments (Cost $14,072,935)	102.2%	15,428,269

Total Liabilities In Excess of Other Assets	-2.2%	-328,559

Net Assets	100.0%	$15,099,710

(a) Non Income Producing Security.

SCHEDULE of INVESTMENTS as of June 30, 2010 (Unaudited)

CORNERCAP CONTRARIAN FUND

	Shares	Value
COMMON STOCKS (99.1%)
Advertising (0.6%)
Harte-Hanks, Inc.	2,040	$21,318

Aerospace & Defense (1.2%)
General Dynamics Corp.	335	19,618
Triumph Group, Inc.	330	21,988

		41,606

Aerospace/Defense (0.6%)
L-3 Communications Holdings, Inc.	275	19,481

Agriculture (1.9%)
The Andersons, Inc.	705	22,976
MGP Ingredients, Inc.(a)	3,195	21,183
Reynolds American, Inc.	460	23,975

		68,134

Apparel (1.9%)
Jones Apparel Group, Inc.	1,255	19,892
Skechers U.S.A., Inc(a)	610	22,277
True Religion Apparel, Inc.(a)	1,140	25,160

		67,329

Auto Manufacturers (0.5%)
Oshkosh Corp.(a)	625	19,475

Auto Parts & Equipment (2.4%)
ATC Technology Corp.(a)	985	15,878
Cooper Tire & Rubber Co.	1,095	21,352
Dorman Products, Inc.(a)	1,390	28,259
TRW Automotive Holdings Corp.(a)	735	20,264

		85,753

Banks (3.6%)
Camden National Corp.	725	19,916
The Goldman Sachs Group, Inc.	165	21,659
JPMorgan Chase & Co.	580	21,234
PNC Financial Services Group, Inc.	375	21,187
Southside Bancshares, Inc.	1,120	21,997
Wells Fargo & Co.	780	19,968

		125,961

Biotechnology (0.5%)
Amgen, Inc.(a)	330	17,358

Chemicals (4.9%)
CF Industries Holdings, Inc.	300	19,035
E.I. du Pont de Nemours & Co.	645	22,311
Eastman Chemical Co.	365	19,476
Hawkins, Inc.	860	20,709
HB Fuller Co.	980	18,610
Innophos Holdings, Inc.	975	25,428
KMG Chemicals, Inc.	1,625	23,335
NewMarket Corp.	260	22,703

		171,607

Coal (0.6%)
Cloud Peak Energy, Inc.(a)	1,510	20,023

Commercial Services (3.7%)
Apollo Group, Inc.(a)	265	11,254

	Shares	Value
Bridgepoint Education, Inc.(a)	1,305	$20,632
Hillenbrand, Inc.	1,020	21,818
The Providence Service Corp.(a)	1,655	23,170
Rent-A-Center, Inc.(a)	1,231	24,940
TeleTech Holdings, Inc.(a)	1,040	13,406
Total System Services, Inc.	1,145	15,572

		130,792

Computers (4.1%)
Computer Sciences Corp.	380	17,195
Dynamics Research Corp.(a)	1,610	16,277
Hewlett-Packard Co.	615	26,617
International Business Machines Corp.	190	23,462
Lexmark International, Inc.(a)	770	25,433
SMART Modular Technologies WWH, Inc.(a)	3,300	19,305
Western Digital Corp.(a)	543	16,377

		144,666

Diversified Financial Services (3.4%)
Ameriprise Financial, Inc.	560	20,233
Encore Capital Group, Inc.(a)	1,225	25,247
National Financial Partners Corp.(a)	1,720	16,804
Nelnet, Inc.	1,640	31,619
World Acceptance Corp.(a)	683	26,166

		120,069

Electric (1.2%)
DPL, Inc.	665	15,893
Exelon Corp.	330	12,530
NRG Energy, Inc.(a)	675	14,317

		42,740

Electrical Components & Equipment (1.1%)
Energizer Holdings, Inc.(a)	380	19,106
Fushi Copperweld, Inc.(a)	2,330	19,060

		38,166

Electronics (3.0%)
AVX Corp.	1,695	21,730
Garmin, Ltd.	650	18,967
LaBarge, Inc.(a)	2,020	23,048
Multi-Fineline Electronix, Inc.(a)	935	23,337
Tech Data Corp.(a)	530	18,879

		105,961

Energy-Alternate Sources (0.6%)
Green Plains Renewable Energy, Inc.(a)	1,935	19,776

Engineering & Construction (0.9%)
Foster Wheeler AG(a)	695	14,637
VSE Corp.	540	17,183

		31,820

Food (2.3%)
Cal-Maine Foods, Inc.	595	18,998
Chiquita Brands International, Inc.(a)	1,240	15,066
Fresh Del Monte Produce, Inc.(a)	833	16,860
M&F Worldwide Corp.(a)	590	15,989
Safeway, Inc.	700	13,762

		80,675

Forest Products & Paper (1.3%)
Buckeye Technologies, Inc.(a)	2,235	22,238
Clearwater Paper Corp.(a)	420	22,999

		45,237

	Shares	Value
Gas (1.2%)
Energen Corp.	500	$22,165
UGI Corp.	730	18,571

		40,736

Healthcare Products (1.3%)
Kinetic Concepts, Inc.(a)	665	24,279
Medical Action Industries, Inc.(a)	1,895	22,721

		47,000

Healthcare Services (4.2%)
Amedisys, Inc.(a)	530	23,304
Centene Corp.(a)	980	21,070
CIGNA Corp.	750	23,295
Community Health Systems, Inc.(a)	670	22,653
Humana, Inc.(a)	595	27,173
LifePoint Hospitals, Inc.(a)	1,035	32,499

		149,994

Heavy Electrical Equipment (0.6%)
AZZ, Inc.	575	21,143

Household Products (1.9%)
Ennis, Inc.	1,560	23,416
Helen of Troy, Ltd.(a)	995	21,950
Jarden Corp.	850	22,839

		68,205

Household Products/Wares (1.1%)
American Greetings Corp.	1,140	21,387
Kid Brands, Inc.(a)	2,670	18,770

		40,157

Insurance (8.5%)
American Physicians Service Group, Inc.	800	19,560
AMERISAFE, Inc.(a)	1,235	21,674
Amtrust Financial Services, Inc.	1,755	21,130
Aspen Insurance Holdings, Ltd.	790	19,545
Assurant, Inc.	475	16,482
CNA Surety Corp.(a)	1,235	19,846
Delphi Financial Group, Inc.	975	23,800
Endurance Specialty Holdings, Ltd.	620	23,269
Hallmark Financial Services, Inc.(a)	3,000	29,850
Hartford Financial Services Group, Inc.	905	20,028
PartnerRe, Ltd.	290	20,341
Reinsurance Group of America, Inc.	550	25,141
Torchmark Corp.	450	22,279
Unum Group	885	19,204

		302,149

Internet (1.3%)
Earthlink, Inc.	3,015	23,999
j2 Global Communications, Inc.(a)	1,010	22,059

		46,058

Iron & Steel (1.1%)
Cliffs Natural Resources, Inc.	425	20,043
Reliance Steel & Aluminum Co.	480	17,352

	Shares	Value
		$37,395

Machinery - Construction & Mining (0.6%)
Joy Global, Inc.	450	22,541

Media (1.1%)
Gannett Co., Inc.	1,400	18,844
Scholastic Corp.	840	20,261

		39,105

Metal Fabricate/Hardware (1.3%)
Lawson Products, Inc.	1,645	27,932
Timken Co.	730	18,973

		46,905

Mining (0.5%)
Freeport-McMoRan Copper & Gold, Inc.	290	17,148

Miscellaneous Manufacturers (1.9%)
EnPro Industries, Inc.(a)	695	19,564
Standex International Corp.	855	21,674
Trimas Corp.(a)	2,405	27,201

		68,439

Oil & Gas (3.5%)
Apache Corp.	215	18,101
Chevron Corp.	185	12,554
ConocoPhillips	270	13,254
Noble Corp.(a)	510	15,764
Petroquest Energy, Inc.(a)	4,615	31,197
Rowan Companies, Inc.(a)	920	20,185
Stone Energy Corp.(a)	1,135	12,667

		123,722

Oil & Gas Services (1.1%)
National Oilwell Varco, Inc.	540	17,858
Oil States International, Inc.(a)	575	22,758

		40,616

Packaging&Containers (0.6%)
Owens-Illinois, Inc.(a)	780	20,631

Pharmaceuticals (3.9%)
Eli Lilly & Co.	480	16,080
Endo Pharmaceuticals Holdings, Inc.(a)	835	18,220
Forest Laboratories, Inc.(a)	720	19,750
Herbalife, Ltd.	610	28,090
McKesson Corp.	435	29,215
Omnicare, Inc.	610	14,457
Pfizer, Inc.	820	11,693

		137,505

Retail (10.2%)
America’s Car-Mart, Inc.(a)	950	21,498
Big Lots, Inc.(a)	810	25,993
Cabela’s, Inc.(a)	1,575	22,271
Darden Restaurants, Inc.	480	18,648
The Dress Barn, Inc.(a)	1,300	30,953
The Finish Line, Inc.	1,630	22,706
The Gap, Inc.	1,435	27,925
Gymboree Corp.(a)	675	28,829

	Shares	Value
Jos. A. Bank Clothiers, Inc.(a)	405	$21,866
Kirkland’s, Inc.(a)	1,670	28,181
Macy’s, Inc.	1,110	19,869
Phillips-Van Heusen Corp.	515	23,829
RadioShack Corp.	1,280	24,973
Ruby Tuesday, Inc.(a)	2,190	18,615
Sport Supply Group, Inc.	1,750	23,555

		359,711

Savings & Loans (0.7%)
Flushing Financial Corp.	2,105	25,744

Semiconductors (4.2%)
Amkor Technology, Inc.(a)	3,640	20,056
Fairchild Semiconductor International, Inc.(a)	2,335	19,637
Intel Corp.	1,095	21,298
Micron Technology, Inc.(a)	2,770	23,517
ON Semiconductor Corp.(a)	3,080	19,651
Teradyne, Inc.(a)	2,155	21,011
Texas Instruments, Inc.	960	22,349

		147,519

Software (1.5%)
CSG Systems International, Inc.(a)	905	16,589
Microsoft Corp.	790	18,178
SYNNEX Corp.(a)	730	18,702

		53,469

Telecommunications (4.0%)
Arris Group, Inc.(a)	2,090	21,297
AT&T, Inc.	645	15,603
Black Box Corp.	785	21,894
CenturyLink, Inc.	630	20,985
Harris Corp.	490	20,408
Premiere Global Services, Inc.(a)	2,945	18,671
Syniverse Holdings, Inc.(a)	1,020	20,859

		139,717

Toys, Games, & Hobbies (0.7%)
RC2 Corp.(a)	1,530	24,648

Transportation (0.6%)
Atlas Air Worldwide Holdings, Inc.(a)	455	21,613

Trucking & Leasing (0.6%)
Amerco, Inc.(a)	365	20,093

Wholesale Distribution (0.6%)
United Stationers, Inc.(a)	400	21,788

Total Common Stocks (Cost $3,370,713)		3,501,698

Total Investments (Cost $3,370,713)	99.1%	3,501,698

Total Assets In Excess Of Other Liabilities	0.9%	32,051

Net Assets	100.0%	$3,533,749

(a) Non Income Producing Security.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The investment objective of the Funds is to obtain capital appreciation and current income. The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Based on obtaining active market quotes, common stocks are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, and U.S. Government and Agency obligations are classified as Level 2 of the hierarchy, due to the use of additional observable inputs. Unlisted securities that are not included on such exchanges or Systems are valued at the mean of the quoted bid and asked prices on the over-the-counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by CornerCap Investment Counsel (the “Advisor”) under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days and would be classified as Level 2 of the hierarchy. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

B. Security Transactions Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

C. Federal Income Taxes – It is the policy of each Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

D. Accounting Estimates – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E. Fair Value Measurements and Disclosures – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Quoted prices in active markets for identical investments
Level 2	–	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2010.

CornerCap Balanced Fund

Assets:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$8,758,678	$–	$–	$8,758,678
Corporate Bonds	–	2,660,686	$–	2,660,686
Municipal Bonds	–	467,044	–	467,044
U.S. Government & Agency Obligations	–	2,345,919	–	2,345,919
Short Term Investment	774,375	–	–	774,375
TOTAL	$9,533,053	$5,473,649	$–	$15,006,702

For the three months ended June 30, 2010, the Portfolio did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

CornerCap Small-Cap Value Fund

Assets:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$14,660,479	$–	$–	$14,660,479
Short Term Investment	767,790	–	–	767,790
TOTAL	$15,428,269	$–	$–	$15,428,269

For the three months ended June 30, 2010, the Portfolio did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

CornerCap Contrarian Fund

Assets:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$3,501,698	$–	$–	$3,501,698
TOTAL	$3,501,698	$–	$–	$3,501,698

For the three months ended June 30, 2010, the Portfolio did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

G. New Accounting Pronouncements – In April 2009, the FASB issued FASB ASC 820-10-65 (formerly FASB Staff Position No. FAS 157-4), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. This standard applies to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements, with certain defined exceptions, and provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased. ASC 820-10-65 is effective for interim reporting periods ending after June 15, 2009. The implementation of ASC 820-10-65 did not have a material effect on the Company’s financial position or results of operation.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purpose, including short-term securities at June 30, 2010, were as follows:

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Contrarian Fund
Gross appreciation (excess of value over tax cost)	$1,597,077	$2,319,148	$430,741
Gross depreciation (excess of tax cost over value)	(1,247,038)	(1,206,820)	(299,756)
Net unrealized appreciation (depreciation)	350,039	1,112,328	130,985

Cost of investments for income tax purposes	$14,656,663	$14,315,941	$3,370,713

3. SUBSEQUENT EVENTS

Effective July 29, 2010, the CornerCap Contrarian Fund changed its name to the CornerCap Large/Mid-Cap Value Fund. The CornerCap Large/Mid-Cap Value Fund will maintain the same investment objective as the CornerCap Contrarian Fund: long-term capital appreciation. The Large/Mid-Cap Value Fund invests primarily in U.S. common stocks of large-cap companies (defined by the Adviser as stocks with a market capitalization of at least $5 billion) and of mid-cap companies (defined by the Adviser as stocks with a market capitalization of at least $2 billion, but no more than $5 billion) that the Adviser believes are attractively valued relative to their growth potential, or undervalued in the market.

Item 2.  Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP FUNDS

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer and
Chief Financial Officer

Date:	August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer and
Chief Financial Officer

Date:	August 27, 2010